Subsequent Events - Additional Information (Details) € in Thousands, $ in Millions	Oct. 23, 2025 EUR (€)	Oct. 23, 2025 AUD ($)	Oct. 09, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 23, 2025 EUR (€)	Sep. 30, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments				€ 43,526	€ 18,000	€ 25,778
Events after Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Purchase price			€ 18,000
Events after Reporting Period | Birkenstock Australia Pty. Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Purchase price	€ 15,100	$ 27.0
Percentage of voting interests acquired		100.00%
Escrow amount to be released in number of months after first tranche payment	18 months	18 months
Events after Reporting Period | Birkenstock Australia Pty. Ltd. | Tranches One
Disclosure of non-adjusting events after reporting period [line items]
Purchase price	€ 5,000	$ 9.0
Events after Reporting Period | Birkenstock Australia Pty. Ltd. | Tranches Two
Disclosure of non-adjusting events after reporting period [line items]
Escrow amount to be paid | $		$ 3.0